Movements in Equity - Analysis of Other Comprehensive Income by Equity Category (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	£ (832)	£ (480)	£ 462
Reclassification of exchange movements on overseas net assets	(75)		109
Fair value movements on available-for-sale investments			(14)
Reclassification of fair value movements on available-for-sale investments			(42)
Deferred tax on fair value movements on available-for-sale investments			47
Deferred tax reversed on reclassification of available-for-sale investments			(18)
Fair value movements on cash flow hedges	(20)	140	(10)
Reclassification of cash flow hedges to income and expense	3	(175)
Deferred tax on fair value movements on cash flow hedges	16	(22)
Deferred tax reversed on reclassification of cash flow hedges		20
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(75)	(1)	(149)
Fair value movements on equity investments	372	180
Deferred tax on fair value movements on equity investments	(95)	10
Remeasurement losses on defined benefit plans	(1,050)	728	549
Tax on remeasurement of defined benefit plans	189	(146)	(221)
Other comprehensive (expense)/income for the year	(1,567)	254	713
Retained earnings [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(830)	(458)	462
Reclassification of exchange movements on overseas net assets	(75)		109
Items that will not be reclassified to income statement:
Remeasurement losses on defined benefit plans	(1,050)	728	549
Tax on remeasurement of defined benefit plans	189	(146)	(221)
Other comprehensive (expense)/income for the year	(1,766)	124	899
Other reserves [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(2)	(22)
Fair value movements on available-for-sale investments			(14)
Reclassification of fair value movements on available-for-sale investments			(42)
Deferred tax on fair value movements on available-for-sale investments			47
Deferred tax reversed on reclassification of available-for-sale investments			(18)
Fair value movements on cash flow hedges	(20)	140	(10)
Reclassification of cash flow hedges to income and expense	3	(175)
Deferred tax on fair value movements on cash flow hedges	16	(22)
Deferred tax reversed on reclassification of cash flow hedges		20
Items that will not be reclassified to income statement:
Fair value movements on equity investments	372	180
Deferred tax on fair value movements on equity investments	(95)	10
Other comprehensive (expense)/income for the year	274	131	(37)
Non- controlling interests [member]
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(75)	(1)	(149)
Other comprehensive (expense)/income for the year	£ (75)	£ (1)	£ (149)